Share-based Payment - Additional Information (Details) $ in Thousands			12 Months Ended
		Feb. 05, 2025 Option shares	Dec. 31, 2024 MXN ($) shares Option	Dec. 31, 2023 MXN ($) Option shares	Dec. 31, 2022 MXN ($) Option shares	Jan. 29, 2024 shares	Dec. 31, 2021 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				28,050,087	28,050,087	84,150,261
Shared-based payment | $	[1]		$ 523,143	$ 384,566	$ 303,789
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | Option			585,000
Selling, General and Administrative Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment | $			$ 495,972	$ 384,566	$ 303,789
Secondary Offering
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued		114,766,805
Number of share options exercised and cancelled | Option		2,710,912
Common Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common option expected dividend yield			0.00%
Weighted average remaining contractual term			24 years	25 years	22 years
Shared-based payment | $			$ 475,198	$ 244,352	$ 152,113
Common Options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options			33,498,750
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | Option			7,444,974	7,444,974	7,064,982		7,064,982
Weighted average remaining contractual term			26 years	27 years	29 years
Exit options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options			7,444,974
2004 Option Plan | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			45,000,000
Stock options fully vested			27,513,099
Number of share options			40,943,724
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options | Option			1,310,000	1,310,000
Shared-based payment | $			$ 27,171

[1]	The share-based payments in 2024, 2023 and 2022 were comprised of Ps.502,369, Ps.244,352 and Ps.152,113, respectively, in respect of options granted under the 2004 Option Plan and the Equity Incentive Plan.